Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Cash Flows from Operating Activities
Net Income	$ 1,303	$ 689	$ 3,320	$ 2,281
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading		1	(1)	1
Net (gain) loss on securities, other than trading	(111)	10	(212)	(54)
Net decrease in trading securities	5,803	16,942	2,920	5,695
Provision for credit losses (Note 3)	60	1,118	216	1,467
Change in derivative instruments – (increase) in derivative asset	(3,451)	(21,781)	(869)	(20,021)
Increase in derivative liability	2,959	24,355	3,684	22,260
Amortization of premises and equipment	197	201	393	400
Amortization of other assets	37	50	78	104
Amortization of intangible assets	158	156	314	307
Write-down of goodwill	747		747
Net decrease in deferred income tax asset	16	209	121	222
Net increase (decrease) in deferred income tax liability	10	(17)	56	(17)
Net (increase) decrease in current income tax asset	161	(61)	(109)	(582)
Net increase (decrease) in current income tax liability	24	(29)	113	10
Change in accrued interest – (increase) decrease in interest receivable	98	(48)	200	77
Change in accrued interest – (decrease) in interest payable	(316)	(199)	(402)	(212)
Changes in other items and accruals, net	4,390	(3,924)	1,684	(6,514)
Net increase in deposits	2,330	51,410	28,195	65,738
Net (increase) in loans	(75)	(30,228)	(11,515)	(34,287)
Net increase (decrease) in securities sold but not yet purchased	(1,114)	2,121	4,084	3,357
Net increase (decrease) in securities lent or sold under repurchase agreements	(9,801)	2,444	3,429	15,261
Net (increase) decrease in securities borrowed or purchased under resale agreements	20,587	(10,437)	8,452	(11,535)
Net increase (decrease) in securitization and structured entities' liabilities	267	452	(769)	292
Net Cash Provided by Operating Activities	24,279	33,434	44,129	44,250
Cash Flows from Financing Activities
Net (decrease) in liabilities of subsidiaries		(62)		(2,787)
Proceeds from issuance of covered bonds		4,425		4,425
Redemption/buyback of covered bonds	(2,214)	(296)	(2,214)	(2,497)
Repayment of subordinated debt (Note 4)			(1,000)
Redemption of preferred shares (Note 5)			(756)
Net proceeds from issuance of common shares and sale of treasury shares (Note 5)	33	(58)	101	(33)
Cash dividends and distributions paid	(741)	(748)	(1,479)	(1,458)
Repayment of lease liabilities	(87)	(86)	(162)	(168)
Net Cash Provided by (Used in) Financing Activities	(3,009)	3,175	(5,510)	(2,518)
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks	(902)	(210)	(565)	670
Purchases of securities, other than trading	(10,903)	(34,372)	(24,386)	(53,448)
Maturities of securities, other than trading	7,550	3,496	14,264	7,489
Proceeds from sales of securities, other than trading	10,524	19,366	16,419	25,333
Premises and equipment – net (purchases)	(87)	(95)	(203)	(199)
Purchased and developed software – net (purchases)	(123)	(214)	(240)	(365)
Acquisitions		(186)		(186)
Net Cash Provided by (Used in) Investing Activities	6,059	(12,215)	5,289	(20,706)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,827)	1,457	(2,723)	1,764
Net increase in Cash and Cash Equivalents	25,502	25,851	41,185	22,790
Cash and Cash Equivalents at Beginning of Period	73,091	45,742	57,408	48,803
Cash and Cash Equivalents at End of Period	98,593	71,593	98,593	71,593
Net cash provided by operating activities includes:
Interest paid in the period	1,751	2,794	3,306	5,931
Income taxes paid in the period	264	700	826	1,592
Interest received in the period	4,568	5,579	9,374	11,747
Dividends received in the period	$ 457	$ 419	$ 840	$ 823